Long Term Obligation - Additional Information (Detail) (USD $)	12 Months Ended			1 Months Ended	12 Months Ended		12 Months Ended			12 Months Ended			12 Months Ended											12 Months Ended		12 Months Ended			12 Months Ended				12 Months Ended								12 Months Ended									12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 07, 2013 Subsequent Event	Dec. 31, 2012 Libor Rate	Feb. 07, 2013 Libor Rate Subsequent Event	Dec. 31, 2012 Base Rate	Feb. 07, 2013 Base Rate Subsequent Event	Dec. 31, 2012 11% Senior Subordinated Notes, due 2016	Dec. 31, 2012 Senior Notes Due 2018	Dec. 31, 2012 Senior Notes Due 2019	Nov. 24, 2010 Senior Notes Due 2019	Nov. 15, 2014 Senior Notes Due 2019 Subsequent Event	Dec. 31, 2012 Senior Secured Term Loan Facility, due 2016	Dec. 31, 2011 Senior Secured Term Loan Facility, due 2016	Dec. 31, 2012 Senior Secured Term Loan Facility, due 2016 Libor Rate Minimum Range	Dec. 31, 2012 Senior Secured Term Loan Facility, due 2016 Libor Rate Maximum Range	Feb. 07, 2013 Senior Secured Term Loan Facility, due 2016 Libor Rate Subsequent Event Minimum	Feb. 07, 2013 Senior Secured Term Loan Facility, due 2016 Libor Rate Subsequent Event Maximum	Dec. 31, 2012 Senior Secured Term Loan Facility, due 2016 Base Rate Minimum Range	Dec. 31, 2012 Senior Secured Term Loan Facility, due 2016 Base Rate Maximum Range	Feb. 07, 2013 Senior Secured Term Loan Facility, due 2016 Base Rate Subsequent Event Minimum	Feb. 07, 2013 Senior Secured Term Loan Facility, due 2016 Base Rate Subsequent Event Maximum	Dec. 31, 2012 Senior Secured Term Loan Facility, due 2018	Dec. 31, 2011 Senior Secured Term Loan Facility, due 2018	Dec. 31, 2012 Senior Secured Term Loan Facility, due 2018 Libor Rate	Feb. 07, 2013 Senior Secured Term Loan Facility, due 2018 Libor Rate Subsequent Event Minimum	Feb. 07, 2013 Senior Secured Term Loan Facility, due 2018 Libor Rate Subsequent Event Maximum	Dec. 31, 2012 Senior Secured Term Loan Facility, due 2018 Base Rate	Feb. 07, 2013 Senior Secured Term Loan Facility, due 2018 Base Rate Subsequent Event Minimum	Feb. 07, 2013 Senior Secured Term Loan Facility, due 2018 Base Rate Subsequent Event Maximum	Dec. 31, 2012 Libor	Dec. 31, 2012 Original Maturity Term Loan	Oct. 24, 2012 Original Maturity Term Loan	Oct. 24, 2012 Original Maturity Term Loan Libor Rate	Dec. 31, 2012 Original Maturity Term Loan Libor Rate Minimum	Dec. 31, 2012 Original Maturity Term Loan Libor Rate Maximum	Oct. 24, 2012 Original Maturity Term Loan Base Rate	Dec. 31, 2012 Original Maturity Term Loan Base Rate Minimum	Dec. 31, 2012 Original Maturity Term Loan Base Rate Maximum	Dec. 31, 2012 Extended Maturity	Dec. 31, 2011 Extended Maturity	Oct. 24, 2012 Extended Maturity	Dec. 31, 2012 Extended Maturity Libor Rate	Dec. 31, 2012 Extended Maturity Libor Rate Minimum	Dec. 31, 2012 Extended Maturity Libor Rate Maximum	Dec. 31, 2012 Extended Maturity Base Rate	Dec. 31, 2012 Extended Maturity Base Rate Minimum	Dec. 31, 2012 Extended Maturity Base Rate Maximum	Dec. 31, 2012 Amended and extended facility	Dec. 31, 2011 Amended and extended facility	Dec. 31, 2012 Amended and extended facility Minimum	Dec. 31, 2012 Amended and extended facility Maximum	Dec. 31, 2012 Amended and extended facility Libor Rate
Debt Instrument [Line Items]
Long Term Debt	$ 4,017,656,000	$ 3,516,365,000												$ 1,452,506,000	$ 1,467,931,000									$ 965,150,000
Repayment of New term loan																								448,400,000
Interest rate margin					4.50%		3.50%																			4.50%			3.50%
Interest rate floor					1.25%	1.00%	2.25%	2.00%																		1.25%			2.25%
Soft call option	1.00%			1.00%																				1.00%
Interest expense, Long-term obligations	271,900,000	267,700,000	252,700,000
Annual principal payments, senior secured term loan	25,100,000
Secured Term Loan Balloon Payment Amount at Maturity dates														1,398,500,000										911,800,000
Interest rate margins for Senior Secured Loans, Base Rate plus				1.25%		0.25%	3.25%	0.25%								4.00%	4.625%	2.50%	3.00%	3.00%	3.625%	1.50%	2.00%				2.75%	3.25%		1.75%	2.25%	4.25%			1.75%	1.75%	2.50%	0.75%	0.75%	1.50%				3.00%	2.75%	3.50%	2.00%	1.75%	2.50%			1.50%	2.00%	1.75%
Effective annual interest rates, senior secured term loan facility	5.76%	6.22%
Unamortized deferred debt issuance costs	2,700,000
Maximum senior secured financing																																		250,000,000									201,000,000
Senior secured revolving credit facilities original maturity																																		92,000,000
Senior secured revolving credit facilities extended maturity																																									158,000,000		43,000,000
Commitment fee																																	0.50%								0.50%
Average daily outstanding balance																																									1,300,000	4,800,000
Average daily outstanding balance																																									19,900,000	50,500,000
Aggregate principal amount									450,000,000	500,000,000		650,000,000
Interest rate of senior subordinated notes									11.00%	8.625%	7.875%
Description Of Redemption Price Of Senior Notes										redemption price equal to 100% of the principal amount of 2018 Senior Notes redeemed plus the applicable premium			redemption price equal to 100% of the principal amount of 2019 Senior Notes redeemed plus the applicable premium
Rate Of Redemption Of Senior Notes										35.00%	35.00%
Rate Of Prepayment Premium On Senior Secured Notes										108.625%	107.875%
Rate Of Prepayment Premium On Senior Secured Notes										90 days	90 days
Percentage Of Aggregate Principal Amount Outstanding										65.00%	65.00%
Redemption Price	100.00%
Amount Received On Signing Of Amendment																																																		150,000,000
Commitment Fees On Unused Portion Of Available Commitments																																																		0.50
Highest balance outstanding																																																		$ 39,000,000	$ 84,500,000